Submission	Feb. 18, 2026
Submission [Line Items]
Central Index Key	0002064124
Registrant Name	Figure Technology Solutions, Inc.
Registration File Number	333-291591
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A